Decrease/(increase) in working capital (Tables)	12 Months Ended
Jun. 30, 2020
Decrease/(increase) in working capital
Schedule of the Decrease/(increase) in working capital

	2020	2019	2018
	Rm	Rm	Rm
Decrease/(increase) in inventories	3 397	(829)	(3 413)
Decrease/(increase) in trade receivables	6 431	37	(2 789)
(Decrease)/increase in trade payables	(3 990)	3 202	2 441
Decrease/(increase) in working capital	5 838	2 410	(3 761)